Income Taxes	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 12 – INCOME TAXES

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. The Company used an effective tax rate of 30% when calculating the deferred tax assets and liabilities and income tax provision below.

Net deferred tax assets consist of the following components as of March 31, 2020 and 2019:

	2020	2019
Deferred tax assets:
NOL carryover	$7,215,400	$2,363,900
Accrued Payroll	207,100	209,100
Amortization	275,700	49,100
Related party accruals	10,000	1,500
Deferred tax liabilities
Depreciation	(899,300)	(1,200)
Valuation allowance	(6,808,900)	(2,622,400)
Total long-term deferred income tax assets	$-	$-

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pre-tax income from continuing operations for the years ended March 31, 2020 and 2019, due to the following:

	2020	2019
Book income (loss)	$(6,385,600)	$(1,493,400)
Stock for services	929,600	32,800
Amortization	38,400	(33,100)
Contingent liability	-	(45,000)
Unrealized gain on cryptocurrency	(34,000)	(31,900)
Meals and entertainment	15,900	12,400
Non-cash interest expense	765,700	315,800
Depreciation	(821,700)	(7,200)
Related party accruals	8,500	1,500)
Related party accrued payroll	(2,000)	174,600
Gain on deconsolidation of WG LATAM	(16,100)	-
Gain on bargain purchase	-	(291,400)
(Gain)/Loss on value of derivative liabilities	(171,400)	64,300
Stock issued for loan fees	-	21,000
Impairment of prepaid paid for with equity	549,700	-
Amortization of prepaid paid for with equity	248,600	45,100
Valuation allowance	4,874,400	1,234,500
Total long-term deferred income tax assets	$-	$-

At March 31, 2020, we had net operating loss carry forwards of approximately $24,051,000 that may be offset against future taxable income for the year 2021 through 2040. However, due to the change in ownership provisions of the Tax Reform Act of 1986, the NOL accumulated prior to the April 1, 2017, acquisition can only offset future income of up to $13,837 per year until expired. Should additional changes in ownership occur, net operating loss carry forwards in future years may be further limited.

No tax benefit from continuing or discontinued operations have been reported in the March 31, 2020, consolidated financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.

We comply with the provisions of FASB ASC 740 in accounting for our uncertain tax positions. ASC 740 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC 740, we may recognize the tax benefit from an uncertain tax position only if it is more likely that not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. We have determined that we have no significant uncertain tax positions requiring recognition under ASC 740.

We recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. We had no accruals for interest and tax penalties at March 31, 2020 and 2019.

We do not expect the amount of unrecognized tax benefits to materially change within the next 12 months.

We are required to file income tax returns in the U.S. Federal jurisdiction, in New York State, New Jersey, and in Utah. We are no longer subject to income tax examinations by tax authorities for tax years ending before March 31, 2016. During the year ended March 31, 2020 and 2019 we paid income taxes of $7,383 and $70,768, respectively.